ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Sep. 30, 2018
Details of Company's Subsidiaries and Variable Interest Entities

As of September 30, 2018, details of the Company’s subsidiaries, its VIEs and VIEs’ subsidiaries were as follows:

Company	Date of establishment	Place of establishment	Percentage of legal ownership by the Company	Principal activities
Subsidiaries:
China Distance Education Limited (“CDEL Hong Kong”)	March 13, 2003	Hong Kong	100%	Investment holding and provision of education services
Practice Enterprises Network China International Links Limited (“Pencil”)	February 23, 2010	Hong Kong	100%	Inactive
Beijing Champion Distance Education Technology Co., Ltd. (“Champion Technology”)	January 5, 2004	PRC	100%	Provision of technical support and consultancy services and course production
Beijing Champion Education Technology Co., Ltd. (“Champion Education Technology”)	April 23, 2007	PRC	100%	Software licensing and course production
China Healthcare Investment Limited (“China Healthcare Investment”)	May 20, 2015	BVI	100%	Inactive
China Healthcare Education Limited (“China Healthcare Education”)	July 24, 2015	Hong Kong	100%	Inactive
Beijing Champion Accounting Education Technology Co., Ltd. (“Champion Accounting”)	July 28, 2015	PRC	100%	Provision of college cooperation program services
Beijing Zhongxi Champion Healthcare Education Technology Co., Ltd. (“Zhongxi Healthcare Education”)	December 14, 2015	PRC	100%	Inactive
Xiamen Zhongxi Champion Education. Technology Co., Ltd (“Xiamen Zhongxi Education”)	November 13, 2017	PRC	100%	Provision of technical support and consultancy services and course production
Shanghai Xidong Information Technology Co., Ltd. (“Xidong Information Technology”)	June 21, 2017	PRC	100%	Provision of software development and information technology services
Beijing Zhengbao Yucai Education Technology Co., Ltd. (“Zhengbao Yucai”)	February 19, 2009	PRC	35.76% (Note 22)	Provision of start-up training services
Nanjing Champion Vocational Training School (“Nanjing Training School”)	July 03, 2015	PRC	35.76%*	Provision of start-up training services
Xiamen NetinNet Software Co., Ltd (“Xiamen NetinNet”)	August 15, 2005	PRC	28.608%*	Provision of learning simulation software production
Xiamen NetinNet Education Technology Co., Ltd. (“NetinNet Education”)	August 19, 2011	PRC	28.608%*	Provision of learning simulation software production
Xiamen NetinNet Finance Technology Co., Ltd. (“NetinNet Finance “)	April 7, 2005	PRC	28.608%*	Provision of learning simulation software production
Beijing NetinNet Technology Co., Ltd. (“Beijing NetinNet”)	June 25, 2018	PRC	28.608%*	Provision of learning simulation software production
Beijing Chuang Qingchun Chuang Weilai Education Technology Co., Ltd. (“Chuang Qingchun “)	February 28, 2017	PRC	21.456%*	Provision of education consulting services
Shanghai Huzheng Education Technology Co., Ltd. (“Huzheng Education “)	May 2, 2017	PRC	35.76%*	Provision of start-up training services
Guangdong Zhengbao Yucai Education Co., Ltd. (“Guangdong Yucai”)	June 23, 2017	PRC	21.456%*	Provision of start-up training services
JinMaLan (Tianjin) Business Start-up Services Co., Ltd. (“Tianjin JinMaLan”)	December 08, 2017	PRC	25.032%*	Provision of start-up training services
JinMaLan (Anqing) Business Start-up Services Co., Ltd. (“Anqing JinMaLan “)	July 07, 2018	PRC	21.456%*	Provision of start-up training services
Variable interest entities
Beijing Champion Hi-Tech Co., Ltd. (“Beijing Champion”)	July 12, 2000	PRC	Nil	Provision of online education services and sales of books and reference materials
Beijing Champion Healthcare Education Technology Co., Ltd. (“Champion Healthcare Education”)	May 13, 2015	PRC	Nil	Inactive

*Note: These entities are subsidiaries of Zhengbao Yucai.
Subsidiaries of variable interest entities:
Beijing Caikaowang Company Ltd. (“Caikaowang”)	November 28, 2007	PRC	Nil	Provision of online education services
Beijing Champion Wangge Education Technology Co., Ltd. (“Champion Wangge”)	June 24, 2008	PRC	Nil	Provision of online education services
Beijing Haidian District Champion Training School (“Beijing Training School”)	February 19, 2009	PRC	Nil	Provision of online and offline education services
Beijing Champion Culture Development Co., Ltd. (“Champion Culture”)	June 03, 2015	PRC	Nil	Provision of sales of books and reference materials
Beijing Champion Tax Management and Advisory Co., Ltd. (“Champion Tax Advisory”)	November 27, 2015	PRC	Nil	Provision of financial and tax advisory
Beijing Champion International Education Technology Co., Ltd. (“Champion Int’l Education”)	October 12, 2016	PRC	Nil	Provision of online education services and sales of books and reference materials
Jiangsu Zhengbao Asset Financial Advisory Co., Ltd. (“Jiangsu Asset)	May 08, 2017	PRC	Nil	Provision of financial and tax advisory and accounting service
Jiangsu Caishuibang Enterprise Management Co., Ltd. (“Caishuibang”)	June 16, 2015	PRC	Nil	Provision of development of web-based semi-automatic accounting software
Beijing Ruida Chengtai Education Technology Co., Ltd. (“Beijing Ruida”)	March 11, 2016	PRC	Nil	Provision of legal profession services
Shenzhen Ruida Chengtai Education Technology Co., Ltd. (“Shenzhen Ruida”)	May 10, 2016	PRC	Nil	Provision of legal profession services
Guangzhou Ruida Chengtai Education Technology Co., Ltd. (“Guangzhou Ruida”)	April 14, 2016	PRC	Nil	Provision of legal profession services
Hangzhou Ruitai Education Technology Co., Ltd. (“Hangzhou Chengtai”)	April 19, 2016	PRC	Nil	Provision of legal profession services
Nanjing Ruida Chengtai Education Technology. Co., Ltd. (“Nanjing Chengtai”)	March 30, 2016	PRC	Nil	Provision of legal profession services
Beijing Youbang Culture and Art Training School (“Beijing Youbang”)	May 18, 2005	PRC	Nil	Provision of legal profession services

Financial Information of Company's VIEs and VIEs' Subsidiaries

The following financial information of the Company’s VIEs and VIEs’ subsidiaries as of September 30, 2017 and 2018 and for each of the three years in the period ended September 30, 2018 was included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances within VIEs and VIEs’ subsidiaries:

	As of September 30,
	2017	2018
	US$	US$
Cash and cash equivalents	27,098	20,477
Prepayment and other current assets	8,214	13,365
Total current assets	126,892	132,527
Total assets	179,969	258,535
Deferred revenue	49,575	77,299
Total current liabilities	85,974	130,976
Total liabilities	85,974	130,976
Total equity	93,995	127,559

	For the years ended September 30,
	2016	2017	2018
	US$	US$	US$
Revenues	109,947	114,371	151,146

Net income	40,840	31,379	29,532

Net cash provided by operating activities	27,310	22,100	44,054

Net cash used in investing activities	(3,938)	(31,403)	(44,414)

Net cash used in financing activities	—	(5,506)	(5,706)

Effects of exchange rate changes	(2,791)	(5,435)	(555)